Total Debt	9 Months Ended
Sep. 30, 2014
Long-term Debt [Abstract]
Total Debt
11.      Total Debt:

The amounts comprising total debt are presented in the accompanying condensed consolidated balance sheet as follows:

Loan Facility	December 31, 2013	September 30, 2014
Short - term borrowings:
Revolving overdraft facility dated 7/26/2013	$ 7,993	$ 6,993
Trade credit facility dated 8/9/2013	20,853	-
Revolving credit facility dated 11/16/2013	65,120	-
Revolving credit facility dated 9/1/2013	28,467	-
Revolving credit facility dated 5/10/2013	109,871	-
Security agreement dated 8/22/2014	99,286	136,500
Borrowing base facility agreement dated 9/19/2013	-	318,310
Total short-term borrowings	$ 331,590	461,803
Long-term debt:
Secured syndicated term loan dated 8/30/2005	22,539	20,740
Secured term loan facility under senior secured credit facility dated 12/19/2006	17,020	14,920
Secured term loan dated 10/25/2006	19,019	17,902
Secured term loan dated 10/27/2006	12,376	11,458
Secured syndicated term loan dated 10/30/2006	49,374	46,803
Secured term loan dated 9/12/2008	29,675	26,470
Secured syndicated term loan dated 4/24/2008	27,555	26,082
Secured syndicated term loan dated 7/8/2008	3,971	2,047
Secured term loan dated 4/1/2010	1,922	1,533
Secured term loan dated 4/1/2010	275	-
Roll over agreement dated 4/1/2010	6,386	5,524
Corporate credit facility dated 3/11/2013	73,500	63,500
Senior convertible notes	73,115	74,812
Trade credit facility dated 8/9/2013	115,000	-
Borrowing base facility agreement dated 9/19/2013	-	115,000
Roll over agreement dated 3/21/2014	-	4,344
Total	451,727	431,135
Less: Current portion of long-term debt	(34,983	)(38,465)
Long-term debt, net of current portion	416,744	392,670

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.
Details of the Company's credit facilities are discussed in notes 14 and 15 of the Company's Consolidated Financial Statements for the year ended December 31, 2013 included in the Company's Annual Report on Form 20-F. Changes during the nine months ended September 2014 are noted below.

On March 21, 2014, the Company signed a roll over loan agreement with a bank for the purpose of financing its new secondhand vessel New Jersey for an amount of $4,545 and bears interest at LIBOR plus 2.80%. The credit facility is repayable in forty quarterly installments.

On August 22, 2014, the Company's subsidiary, Aegean Bunkering U.S.A., renewed its loan agreement for an amount up to $250,000. The facility was amended and renewed with a syndicate of commercial lenders, matures on August 21, 2015 and bears interest at LIBOR plus margin.

As at September 30, 2014, the Company was in compliance with all of its covenants contained in its credit facilities.

The annual principal payments of long-term debt required to be made after September 30, 2014 is as follows:

Amount
October 1 to December 31, 2014	$ 9,546
2015	38,645
2016	153,722
2017	44,220
2018	112,184
2019 and thereafter	84,256
Total principal payments	442,573
Less: Unamortized portion of notes' discount	(11,438)
Total long-term debt	$ 431,135